Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Accounting Policies
Revenue	€ 53,758,000	€ 67,420,000	€ 102,990,000
Residual values	0
Contract termination provisions in prior year	37,216,000
Provision for onerous contracts	184,000	1,922,000
Borrowing costs capitalized	€ 2,375,000	€ 2,291,000	€ 2,932,000
Weighted average borrowing costs (as a percent)	5.76%	5.78%	7.17%
Impairment to property, plant and equipment	€ 1,374,000	€ 5,884,000	€ 22,810,000
No impairment of goodwill	€ 0
Number of operating segment | segment	1
Number of reportable segment | segment	1
Minimum
Accounting Policies
Estimated risk percentage for not accepting the transfer pricing set up	10.00%
Maximum
Accounting Policies
Estimated risk percentage for not accepting the transfer pricing set up	50.00%
Product
Accounting Policies
Revenue	€ 11,395,000	€ 19,571,000	€ 22,706,000